Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	57,605.33
Total Transaction Valuation	417,127,629.61
Total Offset Amount	0.00
Net Fee	$ 57,605.33
Offering Table N/A
Offset Table N/A	N/A